Events after the Reporting Period (Details) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	Apr. 13, 2021 USD ($)	Dec. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 28, 2021 MXN ($) $ / shares shares
CPOs
Events after the reporting period
Number of shares held in connection of with cancellation of shares | shares					5,173.2
Number of other equity instruments held in connection of with cancellation of shares | shares					44.2
Non ordinary CPOs
Events after the reporting period
Dividends payable					$ 0.002991452813
CPOs
Events after the reporting period
Dividends payable per CPO | $ / shares					$ 0.35
Transaction Agreement
Events after the reporting period
Increase in Cash and cash equivalents	$ 3,000
UHI
Events after the reporting period
Proportion of ownership interest in associate		10.00%	35.90%	10.00%
Increase in equity method investments	$ 1,500
UHI | Transaction Agreement
Events after the reporting period
Proportion of ownership interest in associate	45.00%
Consideration receivable	$ 4,500
Increase in Cash and cash equivalents	3,000
Increase in equity method investments	$ 1,500